Revenue - Schedule of Revenue by Geographical Markets (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 5,437,305	€ 4,877,473
Spain [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	4,679,846	3,660,964
Europe [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	391,388	1,162,753
Rest of the world [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 366,071	€ 53,756